SCHEDULE OF BASIC AND DILUTED NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS (Details) - USD ($)		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Loss per share
Net loss		$ (2,269,804)	$ (1,635,923)
Less: Net loss attributable to holdback shares		(114,124)
Net loss attributable to the Company’s shareholders		$ (2,383,928)	$ (1,635,923)
Weighted average ordinary shares outstanding - Basic	[1]	8,949,990	4,500,000
Weighted average ordinary shares outstanding - Diluted	[1]	8,949,990	4,500,000
Net loss per share - Basic	[1]	$ (0.25)	$ (0.36)
Net loss per share - Diluted	[1]	$ (0.25)	$ (0.36)

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1.